Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operation	$ (552,830)	$ (3,063,537)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Loss from disposal of discontinued operations		389,576
Depreciation and amortization	16,935
(Recovery of) provision for doubtful accounts	(50,000)	1,541,880
Reduction in the carrying amount of right-of-use assets	3,762
Changes in operating assets and liabilities:
Accounts receivable	(358,234)	327,186
Prepayments and other assets	(7,838,671)	(341,594)
Inventories		459,110
Accounts payable	259,701
Accrued expenses and other current liabilities	204,286	65,384
Operating lease liabilities	(21,822)
Contract liabilities	3,448,242	220,644
Taxes payable	41,896	(2,183)
Net cash used in continuing operations	(4,846,735)	(403,534)
Net cash provided by discontinued operations		645,869
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(4,846,735)	242,335
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in connection with acquisition	(56,250,000)
Acquisitions of property, equipment and software	(130,178)
Cash received from loan repayments		1,528,918
Net cash (used in) provided by continuing operations	(56,380,178)	1,528,918
Net cash provided by discontinued operations
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(56,380,178)	1,528,918
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement	62,568,014
Loan from third parties	4,645,463	350,000
Net cash provided by continuing operations	67,213,477	350,000
Net cash provided by discontinued operations
NET CASH PROVIDED BY FINANCING ACTIVITIES	67,213,477	350,000
EFFECT OF EXCHANGE RATE CHANGE ON CASH	206,752	185,605
NET INCREASE IN CASH	6,193,316	2,306,858
CASH AND CASH EQUIVALENTS - beginning of period	85,174,017	7,924,468
CASH AND CASH EQUIVALENTS - end of period	91,367,333	10,231,326
Less: cash and cash equivalents of discontinued operations at end of period		1,019,687
Cash and cash equivalents of continuing operations, at end of period	$ 91,367,333	$ 9,211,639